Debt - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 29, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2019	Jun. 30, 2018
Debt Instrument [Line Items]
Estimated fair value of long-term debt		$ 5,100,000		$ 5,100,000		$ 4,500,000	$ 4,100,000
Amortization of deferred financing costs		3,200	$ 3,300	9,600	$ 9,400	12,000	11,400	$ 7,200
Empire City Casino
Debt Instrument [Line Items]
Liabilities incurred	$ 246,000
Term Loan | Senior secured term loan A facility
Debt Instrument [Line Items]
Principal amount under term loan facility		$ 467,000		$ 467,000		470,000
Borrowing capacity under credit facility										$ 200,000
Interest rate		4.04%		4.04%
Term Loan | Senior secured term loan B facility
Debt Instrument [Line Items]
Principal amount under term loan facility		$ 1,800,000		$ 1,800,000		1,800,000
Revolving Credit Facility | Senior secured revolving credit facility
Debt Instrument [Line Items]
Borrowing capacity under credit facility		1,400,000		1,400,000						$ 1,400,000
Amounts drawn on credit facility		$ 0		$ 0		$ 550,000	$ 0
Operating Partnership Senior Notes | 5.75% senior notes due 2027
Debt Instrument [Line Items]
Interest rate									5.75%
Senior notes									$ 750,000